RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
The change in liability for the restructuring costs for the years ended December 31, 2021 and 2020, respectively, was as follows:
(in Thousands)
Beginning balance at January 1, 2020	$ —
Valuation adjustments	3,853
Lease payments	(238)
Lease accretion	37
Ending balance at December 31, 2020	$ 3,652
Valuation adjustments	373
Lease payments	(1,683)
Lease accretion	174
Ending balance at December 31, 2021	$ 2,516

Schedule of Future Minimum Lease Payments
At December 31, 2021, the future minimum lease payments for the Company were comprised of the following (in thousands):
Year Ending Years Ended December 31,:
2022	$1,869
2023	1,707
2024	1,899
2025	546
Total	$6,021